                                                   Filed pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                 File Registration No.: 33-65632

                              SCHRODER SERIES TRUST
                        SCHRODER CAPITAL FUNDS (DELAWARE)
                          SCHRODER GLOBAL SERIES TRUST

                     Supplement dated October 24, 2006 to

                       Prospectuses dated August 30, 2006

     With this supplement, the Prospectuses are being updated in respect to the
Schroder Strategic Bond Fund (the "Fund") to clarify an element of its investment strategy.

CLARIFICATION OF INVESTMENT STRATEGY
------------------------------------

     The Fund may, from time to time, invest more than 25% of its net assets in debt securities issued, guaranteed, or backed by one or more of the following sovereign governments: Japan, Australia, Germany, France, Canada, Italy, the
United Kingdom, Sweden, Switzerland, the Netherlands, Austria, Belgium, Spain,
Portugal, Greece, Luxembourg, Finland, Denmark, and Ireland.